Equity-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Equity-Based Compensation
Summary of the non-vested units

		Weighted
	Number of	Average
	Non-vested	Grant-Date
	Units	Fair Value
Non-vested restricted units at November 16, 2011	—	$—
Granted	42,474	18.88
Vested	—	—
Forfeited	—	—
Non-vested units at December 31, 2011	42,474
Granted	26,268	18.10
Vested	(14,157)	18.88
Forfeited	—	—
Non-vested units at December 31, 2012	54,585